Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivables	$ 227,343	$ 258,087
Tax receivables	59,350	50,663
Prepayments	9,342	12,074
Other accounts receivable	11,108	10,911
Trade and other receivables	307,143	331,735
Euros [Member]
Trade and other receivables [Abstract]
Trade receivables	65,854	105,826
South African Rand [Member]
Trade and other receivables [Abstract]
Trade receivables	24,513	24,121
Other [Member]
Trade and other receivables [Abstract]
Trade receivables	13,330	6,929
All Foreign Currencies [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 103,697	$ 136,876